Finance Costs (Tables)	6 Months Ended
Jun. 30, 2018
Finance Costs [Abstract]
Schedule of finance costs
	For the six months ended June 30
	2018	2017
Interest expenses on bank borrowings
wholly repayable within one year	51,185	47,342